Exhibit 99.1 Disclosures Required by Rule 15Ga-11,2

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand[3]			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: Residential Mortgage Loans			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Securitized Asset Backed Receivables LLC Trust 2007-BR1 CIK#: 0001393939	X	New Century Mortgage Corporation	4,748	$913,656,849	94%	796	$107,762,849	11.12%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
		Ameriquest	280	$55,807,108	6%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2007-BR1 Total			5,028	$969,463,956	100%	796	$107,762,849	11.12%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2007-BR3 CIK#: 0001401436	X	New Century Mortgage Corporation	3,845	$808,180,228	71%	632	$435,458,766[4]	38.52%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
		WMC Mortgage Corp.	1,545	$322,402,472	29%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2007-BR3 Total			5,390	$1,130,582,700	100%	632	$435,458,766	38.52%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2007-BR4 CIK#: 0001402316	X	New Century Mortgage Corporation	5,072	$1,004,035,087	100%	132	$22,012,226[5]	2.19%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2007-BR4 Total			5,072	$1,004,035,087	100%	132	$22,012,226	2.19%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2007-BR5 CIK#: 0001404155	X	New Century Mortgage Corporation	5,290	$999,680,439	100%	2,432	$459,588,436[6]	45.97%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2007-BR5 Total			5,290	$999,680,439	100%	2,432	$459,588,436	45.97%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2006-OP1 CIK#: 0001349265	X	Option One Mortgage Corporation	6,966	$1,259,700,972	100%	0	$-	0.00%	0	$-	0.00%	3	$838,746	0.07%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2006-OP1 Total			6,966	$1,259,700,972	100%	0	$-	0.00%	0	$-	0.00%	3	$838,746	0.07%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2005-OP2 CIK#: 0001346647	X	Option One Mortgage Corporation	5,514	$1,008,164,920	100%	0	$-	0.00%	0	$-	0.00%	1	$108,650	0.01%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Securitized Asset Backed Receivables LLC Trust 2005-OP2 Total			5,514	$1,008,164,920	100%	0	$-	0.00%	0	$-	0.00%	1	$108,650	0.01%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
EquiFirst Loan Securitization Trust 2008-1		EquifFirst Corporation	706	$106,294,999	100%	16	$2,414,446	2.27%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
EquiFirst Loan Securitization Trust 2008-1 Total			706	$106,294,999	100%	16	$2,414,446	2.27%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%	0	$-	0.00%
Residential Mortgage Loan Totals			27,000	$6,477,923,073		4,008	$591,777,957		0	$-		4	$947,397		0	$-		0	$-		0	$-

1 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

2 For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase during the reporting period may be listed in both the column entitled “Assets That Were Subject of Demand” as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

3 Assets included in the column entitled “Assets That Were Subject of Demand” includes only assets where a demand was made during the reporting period, and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period.

4 The outstanding principal balance of the assets in the column entitled “Assets That Were Subject of Demand” is calculated based on the percentage of loans reported by the trustee as the subject of a demand multiplied by the aggregate outstanding principal balance as of the cut-off date for the related Covered Transaction (including with respect to assets that were liquidated or removed from the pool prior to the end of the reporting period). The outstanding principal balance as of the last day of the reporting period was not provided by the trustee or any other Demand Entity despite our request and is not otherwise available without incurring unreasonable effort or expense.

5 The outstanding principal balance of the assets in the column entitled “Assets That Were Subject of Demand” is calculated based on the percentage of loans reported by the trustee as the subject of a demand multiplied by the aggregate outstanding principal balance as of the cut-off date for the related Covered Transaction (including with respect to assets that were liquidated or removed from the pool prior to the end of the reporting period). The outstanding principal balance as of the last day of the reporting period was not provided by the trustee or any other Demand Entity despite our request and is not otherwise available without incurring unreasonable effort or expense.

6 The outstanding principal balance of the assets in the column entitled “Assets That Were Subject of Demand” is calculated based on the percentage of loans reported by the trustee as the subject of a demand multiplied by the aggregate outstanding principal balance as of the cut-off date for the related Covered Transaction (including with respect to assets that were liquidated or removed from the pool prior to the end of the reporting period). The outstanding principal balance as of the last day of the reporting period was not provided by the trustee or any other Demand Entity despite our request and is not otherwise available without incurring unreasonable effort or expense.